Shareholders' equity	6 Months Ended
Jun. 30, 2023
Shareholders' equity
Shareholders' equity

4) Shareholders’ equity

Treasury shares (TotalEnergies shares held directly by TotalEnergies SE)

	December 31, 2022	June 30, 2023
Number of treasury shares	137,187,667	68,505,002
Percentage of share capital	5.24%	2.74%
Of which shares acquired with the intention to cancel them	128,869,261	65,043,639
Of which shares allocated to TotalEnergies share performance plans for Company employees	8,231,365	3,362,143
Of which shares intended to be allocated to new share performance or purchase options plans	87,041	99,220

Dividend

The Shareholder’s Meeting of May 26, 2023 approved the distribution of an ordinary dividend at €2.81 per share and confirmed the €1 per share exceptional dividend for the fiscal year 2022, i.e. a total amount of €3.81 per share. The final dividend (ordinary and exceptional) for fiscal year 2022 was paid according to the following timetable:

Ordinary dividend 2022	First interim	Second interim	Third interim	Final
Amount	€0.69	€0.69	€0.69	€0.74
Set date	April 27, 2022	July 27, 2022	October 26, 2022	May 26, 2023
Ex-dividend date	September 21, 2022	January 2, 2023	March 22, 2023	June 21, 2023
Payment date	October 3, 2022	January 12, 2023	April 3, 2023	July 3, 2023

Special interim dividend 2022

Amount per share	€ 1
Ex-dividend date	December 6, 2022
Payment date	December 16, 2022

The Board of Directors, during its April 26, 2023 meeting, set the first interim dividend for the fiscal year 2023 at €0.74 per share. The ex-dividend date of this intermin dividend will be September 20, 2023 and it will be paid in cash on October 2, 2023.

Furthermore, the Board of Directors, during its July 26, 2023 meeting, set the second interim dividend for the fiscal year 2023 at €0.74 per share, i.e an amount equal to the aforementioned first interim dividend. The ex-dividend date of this intermin dividend will be January 2, 2024 and it will be paid in cash on January 12, 2024.

Dividend 2023	First interim	Second interim
Amount	€ 0.74	€ 0.74
Set date	April 26, 2023	July 26, 2023
Ex-dividend date	September 20, 2023	January 2, 2024
Payment date	October 2, 2023	January 12, 2024

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €1.51 per share for the 2nd quarter 2023 (€2.08 per share for the 1st quarter 2023 and €2.03 per share for the 2nd quarter 2022). Diluted earnings per share calculated using the same method amounted to €1.51 per share for the 2nd quarter 2023 (€2.06 per share for the 1st quarter 2023 and €2.03 per share for the 2nd quarter 2022).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Perpetual subordinated notes

TotalEnergies SE has not issued any perpetual subordinated notes during the first six months of 2023.

TotalEnergies SE fully reimbursed the nominal amount of €1,000 million of its perpetual subordinated notes 2.708% issued in October 2016, on their first call date, on May 5th, 2023.

Other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)	1st half 2023	1st half 2022
Actuarial gains and losses	138	204

Change in fair value of investments in equity instruments	3	(17)

Tax effect	(51)	(42)
Currency translation adjustment generated by the parent company	1,409	(7,137)
Sub-total items not potentially reclassifiable to profit and loss	1,499	(6,992)

Currency translation adjustment	(1,299)	3,535
- unrealized gain/(loss) of the period	(1,381)	3,532
- less gain/(loss) included in net income	(82)	(3)

Cash flow hedge	1,891	2,959
- unrealized gain/(loss) of the period	1,699	2,901
- less gain/(loss) included in net income	(192)	(58)

Variation of foreign currency basis spread	8	70
- unrealized gain/(loss) of the period	(8)	49
- less gain/(loss) included in net income	(16)	(21)

Share of other comprehensive income of equity affiliates, net amount	(95)	2,464
- unrealized gain/(loss) of the period	(84)	2,427
- less gain/(loss) included in net income	11	(37)

Other	(1)	(1)

Tax effect	(472)	(1,059)
Sub-total items potentially reclassifiable to profit and loss	32	7,968
Total other comprehensive income (net amount)	1,531	976

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2023			1st half 2022
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	138	(50)	88	204	(53)	151
Change in fair value of investments in equity instruments	3	(1)	2	(17)	11	(6)
Currency translation adjustment generated by the parent company	1,409	-	1,409	(7,137)	-	(7,137)
Sub-total items not potentially reclassifiable to profit and loss	1,550	(51)	1,499	(6,950)	(42)	(6,992)
Currency translation adjustment	(1,299)	-	(1,299)	3,535	-	3,535
Cash flow hedge	1,891	(470)	1,421	2,959	(1,041)	1,918

Variation of foreign currency basis spread	8	(2)	6	70	(18)	52
Share of other comprehensive income of equity affiliates, net amount	(95)	-	(95)	2,464	-	2,464
Other	(1)	-	(1)	(1)	-	(1)
Sub-total items potentially reclassifiable to profit and loss	504	(472)	32	9,027	(1,059)	7,968
Total other comprehensive income	2,054	(523)	1,531	2,077	(1,101)	976